RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2017
RELATED PARTY TRANSACTIONS AND BALANCES [Abstract]
Schedule of related party balances
Outstanding amounts due from/to related parties as of December 31, 2016 and 2017 were as follows:

	2016	2017
	December 31	December 31
	RMB	RMB
Accounts receivable from related parties:
Accounts receivable from Gansu Heihe Hydropower Industrial Investment LLC. (" Gansu Heihe", in which the Group owns 9% equity interests)	44,616	-
Accounts receivable from Jiangxi Jinko Engineering for sales of solar modules and others	1,414,039,443	1,049,200,951
Accounts receivable from Sweihan PV Power Company P.S.J.C ("Sweihan PV", which develops and operates solar power projects in Dubai)	-	1,063,841,109

Advances to related parties
Advances to subsidiaries of ReneSola	661,788	-

Notes receivables from related parties:
Notes receivables from Jiangxi Jinko Engineering for sales of solar modules	610,200,000	-

Other receivables from related parties:
Advances of travel and other business expenses to executive directors who are also shareholders	68,106	8,000
Other receivables from Jiangxi Jinko Engineering for receivable related to disposal of subsidiaries	-	28,634
Other receivables due from Sweihan Solar Holding Company	-	653,420
Other receivables from Jiangxi Jinko Engineering for miscellaneous transactions	16,704,113	6,712,861
Prepayments to Jiangxi Jinko Engineering for outsourcing services	-	10,333,131
Other receivables from Jiangxi Jinko Engineering for provision of guarantee	62,352,655	28,856,153

Other assets from related parties:
Other assets from Jiangxi Jinko Engineering for provision of guarantee	173,375,586	146,025,979

Accounts payable due to a related party:
Accounts payable due to subsidiaries of ReneSola	-	800,027
Accounts payable due to Jiangsu Jinko-Tiansheng Co., Ltd. ("Jinko-Tiansheng", in which the Group owns 30% equity interests)	-	4,528,869

Advances from related parties:
Advances from Jiangxi Jinko Engineering for sales of solar modules	60,541,490	37,344,500
Advances from subsidiaries of ReneSola	-	55,444

Other payables due to a related party:
Other payables to Desun for leasing of land and buildings	7,528,551	8,628,855
Other payables due to Jiangxi Jinko Engineering for payments on behalf of the Company	68,505,022	3,704,629